UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III            Holland, Michigan         February 10, 2000
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total: $139,139
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                                                                Voting Authority
                                                                                                                ----------------
                                Title of                Value       Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                    class     CUSIP      (x$1000)     Prn Amt  Prn  Call  Dscretn   Managers   Sole       Shared  None
-----------------------------   ---------   -----      --------     -------  ---  ---   -------   --------   ----       ------  ----
AMERICA ONLINE INC DEL COM      COM         02364J104      8765       115523 SH          Sole                   115523
AMERICAN HOME PRODS CP COM      COM         026609107      2366     60288.44 SH          Sole                 60288.44
ANICOM INCORPORATED             COM         035250109       342        80500 SH          Sole                    80500
APARTMENT INVT & MGMT CL A      COM         03748R101      1171     29410.58 SH          Sole                 29410.58
BANC ONE CORPORATION            COM         06423A103       837     26145.63 SH          Sole                 26145.63
BANK WEST FINANCIAL CORP        COM         065631103        73         9000 SH          Sole                     9000
BRISTOL MYERS SQUIBB COMPANY    COM         110122108       680        10600 SH          Sole                    10600
CISCO SYSTEMS INC.              COM         17275R102     16913       157884 SH          Sole                   157884
CITIZENS BKG CORP MICH COM      COM         174420109       213     9529.787 SH          Sole                 9529.787
COMPUTER ASSOCIATES INTERNATIO  COM         204912109       203         2900 SH          Sole                     2900
DU PONT E I DE NEMOURS COM      COM         263534109       477         7242 SH          Sole                     7242
E M C CORP MASS COM             COM         268648102     11401       104353 SH          Sole                   104353
EXXON MOBIL CORP COM            COM         30231G102      1357     16839.93 SH          Sole                 16839.93
FIFTH THIRD BANCORP COM         COM         316773100      1148        15652 SH          Sole                    15652
FIRST SOURCE CORPORATION        COM         336901103       254     10142.32 SH          Sole                 10142.32
FIRSTMERIT CORP COM             COM         337915102       374     16277.57 SH          Sole                 16277.57
FISERV INC.                     COM         337738108      5897       153911 SH          Sole                   153911
GENERAL ELECTRIC                COM         369604103      1230         7950 SH          Sole                     7950
GENTEX CORP COM                 COM         371901109       301        10860 SH          Sole                    10860
GENZYME CORP. GENL.             COM         372917104      1147        25500 SH          Sole                    25500
HEWLETT PACKARD COMPANY         COM         428236103      4196     36887.04 SH          Sole                 36887.04
HOME DEPOT INC COM              COM         437076102      9916     144236.9 SH          Sole                 144236.9
HUNTINGTON BANCSHARES COM       COM         446150104      6048     253306.3 SH          Sole                 253306.3
INDEPENDENT BANK CORPORATION    COM         453838104       231        15827 SH          Sole                    15827
INTEL CORPORATION               COM         458140100      7153      86896.9 SH          Sole                  86896.9
JOHNSON & JOHNSON COM           COM         478160104      3817     40929.33 SH          Sole                 40929.33
LUCENT TECHNOLOGIES COM         COM         549463107      3912     52153.71 SH          Sole                 52153.71
MAF BANCORP INC.                COM         55261R108       414      19772.9 SH          Sole                  19772.9
MBNA CORP COM                   COM         55262L100      6945     254875.6 SH          Sole                 254875.6
MCI WORLDCOM INC COM            COM         55268B106       324       6097.5 SH          Sole                   6097.5
MERCANTILE BANK CORP COM        COM         587376104       127        10000 SH          Sole                    10000
MERCK & CO INC COM              COM         589331107      3058     45511.96 SH          Sole                 45511.96
MICROSOFT CORP COM              COM         594918104      7686        65832 SH          Sole                    65832
MINNESOTA MINING MFG            COM         604059105       294         3000 SH          Sole                     3000
MYLAN LABS INC COM              COM         628530107      1245        49410 SH          Sole                    49410
NATIONAL CITY CORP COM          COM         635405103       304        12828 SH          Sole                    12828
NEW PLAN EXCEL RLTY TR COM      COM         648053106       709     44849.69 SH          Sole                 44849.69
NEWELL RUBBERMAID INC COM       COM         651229106      2478      85436.1 SH          Sole                  85436.1
OLD KENT FINL CORP COM          COM         679833103      2710     76607.44 SH          Sole                 76607.44
OTTAWA FINL CORP COM            COM         689389104      1288     71069.08 SH          Sole                 71069.08
PHILLIPS PETE CO COM            COM         718507106       253         5375 SH          Sole                     5375
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804      4654        76853 SH          Sole                    76853
SHORELINE FINANCIAL CORPORATIO  COM         825190101       249        13463 SH          Sole                    13463
TELLABS INC COM                 COM         879664100      8061       125585 SH          Sole                   125585
TRIBUNE CO NEW COM              COM         896047107      2412     43806.53 SH          Sole                 43806.53
WAL MART STORES INC COM         COM         931142103       290         4200 SH          Sole                     4200
WALGREEN COMPANY                COM         931422109       300        10250 SH          Sole                    10250
WELLS FARGO & CO NEW COM        COM         949746101      4916     121582.2 SH          Sole                 121582.2
REPORT SUMMARY                  48 DATA RECORDS          139139               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED